Schedule of consideration for acquisition, net assets (Details)	Sep. 30, 2026 USD ($)
Notes and other explanatory information [abstract]
Cash consideration	$ 816,372
Fair value of shares issued	442,722
Fair value of previously held investment	379,906
Fair value of shares issued	1,639,000
Cash	271,408
Prepaid expenses and deposits	12,473
Goodwill	2,907,440
Trade and other payables	(69,418)
Non-controlling interest	(1,482,903)
Total net assets acquired	$ 1,639,000